SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Segments [Line Items]
Revenue	$ 467.5	$ 217.6
Cost of sales - direct	280.4	124.5
Cost of sales - depreciation	73.0	29.9
Cost of sales -other	31.4	21.2
Mine operating earnings	82.8	42.0
Net earnings and comprehensive earnings	(119.1)	(31.5)
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Revenue	197.7	147.3
Cost of sales - direct	102.8	82.9
Cost of sales - depreciation	28.9	19.5
Cost of sales -other	26.9	20.7
Mine operating earnings	39.1	24.2
Net earnings and comprehensive earnings	28.3	13.5
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Revenue	74.2	70.3
Cost of sales - direct	44.1	41.6
Cost of sales - depreciation	10.2	10.4
Cost of sales -other	0.9	0.5
Mine operating earnings	19.0	17.8
Net earnings and comprehensive earnings	12.9	19.1
Terronera [Member]
Disclosure Of Segments [Line Items]
Revenue	84.5	0.0
Cost of sales - direct	67.9	0.0
Cost of sales - depreciation	12.9	0.0
Cost of sales -other	2.2	0.0
Mine operating earnings	1.5	0.0
Net earnings and comprehensive earnings	(124.0)	(37.3)
Kolpa [Member]
Disclosure Of Segments [Line Items]
Revenue	111.1	0.0
Cost of sales - direct	65.6	0.0
Cost of sales - depreciation	21.0	0.0
Cost of sales -other	1.4	0.0
Mine operating earnings	23.2	0.0
Net earnings and comprehensive earnings	14.4	0.0
Exploration [Member]
Disclosure Of Segments [Line Items]
Revenue	0.0	0.0
Cost of sales - direct	0.0	0.0
Cost of sales - depreciation	0.0	0.0
Cost of sales -other	0.0	0.0
Mine operating earnings	0.0	0.0
Net earnings and comprehensive earnings	(19.7)	(12.3)
Corporate [Member]
Disclosure Of Segments [Line Items]
Revenue	0.0	0.0
Cost of sales - direct	0.0	0.0
Cost of sales - depreciation	0.0	0.0
Cost of sales -other	0.0	0.0
Mine operating earnings	0.0	0.0
Net earnings and comprehensive earnings	$ (31.0)	$ (14.5)